S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Sep. 04, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	As of the date of this prospectus, such persons and entities they control own membership interests in our Sponsor representing an economic interest in 3,593,750 founder shares, and the Sponsor will purchase, pursuant to a subscription agreement to be entered into, an aggregate of 178,000 private placement units (assuming no exercise of the underwriter’s over-allotment option). Members of our advisory board – Richard A. Meringolo and Denny Weinberg – are expected to acquire membership interests in our Sponsor following the completion of this offering. No other person has a direct or indirect material interest in our Sponsor. None of the non-managing members of our Sponsor will have any rights to control our Sponsor or to vote or dispose of any securities held by our Sponsor, or participate in the direction or management of our company.
Experience and Involvement in Other SPACs [Text Block]

Halldor Thorsteinsson

Halldor Thorsteinsson will serve as a member of our Board of Directors and Chief Executive Officer upon the closing of this offering. Mr. Thorsteinsson is an attorney and Managing Director of New Iceland Advisors, a firm focused on connecting U.S. institutional investors with investment opportunities in Iceland and the Arctic region, a position he has held since July 2023. He also serves as a partner at AM Praxis, one of Iceland’s oldest law firms, where he has practiced since January 2015, advising local and international clients on corporate law, mergers and acquisitions, and cross-border transactions. Mr. Thorsteinsson is also a co-founder and co-owner of GlacierShares ehf., the sponsor of the GlacierShares Nasdaq Iceland ETF (Nasdaq: GLCR), the first U.S.-listed single-country ETF focused on Iceland’s equity market, launched in 2025. He holds an LL.M. in International Economic and Business Law from Kyushu University (Japan) and a Master’s Degree in Law from Bifröst University (Iceland). He is a member of the Icelandic Bar Association. We believe Mr. Thorsteinsson’s expertise in cross-border transactions, Nordic capital markets, and international corporate law qualifies him as our Chief Executive Officer and member of our Board of Directors.

J. Heath Cardie

J. Heath Cardie will serve as the Chief Financial Officer and Chair of the Board of Directors upon the closing of this offering. Mr. Cardie is the founder and Managing Director of New Iceland Advisors, a firm focused on providing U.S. institutional investors with access to alternative investment opportunities in Iceland, a position he has held since July 2023. He is also a co-founder and co-owner of GlacierShares ehf., the sponsor of the GlacierShares Nasdaq Iceland ETF (Nasdaq: GLCR), launched on Nasdaq in 2025. Since December 2000, Mr. Cardie has served as President and Co-Founder of Carner Services, a private equity investment company with holdings across the equipment leasing, recycling, commercial storage, and manufacturing industries, through which he has completed 14 direct private equity transactions. Previously, Mr. Cardie served as Director of Private Equity at Watershed Investment Consultants, Inc., an institutional investment consulting firm with approximately $3 billion in assets under advisement, from October 2002 to May 2016. Mr. Cardie holds a Master of Science in Finance from the University of Colorado and a Bachelor of Science in Business Administration from Ambassador University. He has held the Chartered Financial Analyst (CFA) designation since 1997 and holds FINRA Series 82 and Series 63 licenses. We believe Mr. Cardie’s more than three decades of experience in private equity, institutional investment consulting, and alternative asset management qualifies him to serve on our Board of Directors.

Lu Zhou

Lu Zhou will serve as our Chief Investment Officer upon the closing of this offering. Ms. Zhou is the founder and Chief Executive Officer of Vanquour Wealth Management, an investment advisory firm affiliated with the Royal Bank of Canada Clearing & Custody, a position she has held since November 2021. Ms. Zhou leads Vanquour in providing bespoke wealth management strategies for multi-family offices, including asset allocation, alternative investments, cross-border investments, and multi-generational wealth transfer. She also serves as Managing Director of Global Access CSG, a role she has held since April 2014, through which she has raised hundreds of millions of dollars for large-scale industrial projects, including financing for New York State’s largest gigafactory. In 2010, Ms. Zhou addressed the 62nd Session of the United Nations General Assembly on Public-Private Partnerships. Ms. Zhou holds a Master of Science in International Relations from New York University and a Bachelor of Science in Business Administration from the State University of New York at Albany. We believe Ms. Zhou’s extensive background in investment management, private equity, and international capital markets qualifies her as our Chief Investment Officer.

Christy Albeck

Christy Albeck will serve as a member of our Board of Directors and the Chair of the Audit Committee upon the closing of this offering. Ms. Albeck founded Albeck Advisors in 2025, through which she provides consulting and CFO services to public and private companies. Ms. Albeck currently serves as Chief Financial Officer of IB Acquisition Corp., a special purpose acquisition company listed on the Nasdaq Stock Market. Previously, Ms. Albeck was a partner at Calabrese Consulting, LLC, following the 2022 sale of her firm, Albeck Financial Services, which she founded in 1986 and grew over four decades from a sole proprietorship into a global consulting firm with offices in Houston, New York, Beijing, Shanghai, and Shenzhen. Albeck Financial Services provided outsourced accounting, CFO, and SEC reporting services to private companies and companies conducting initial public offerings on U.S. exchanges, including an Asia Pacific practice serving Asian companies accessing U.S. capital markets. Beginning in 2019, Albeck Financial Services expanded into the SPAC market, providing consulting and advisory services to more than 125 active SPACs. Ms. Albeck holds a Bachelor of Science in Accountancy from the University of Houston. We believe Ms. Albeck’s more than 35 years of experience in accounting, SEC reporting, CFO services, and special purpose acquisition company advisory qualifies her to serve on our Board of Directors.

Andrew E. Geist

Upon the closing of the offering, Andrew E. Geist will serve as an Independent Director on the Board of Directors of the Company. Mr. Geist brings more than 38 years of experience as a proven business entrepreneur and executive. Mr. Geist served as Senior Vice President at Gogo, Inc. (Nasdaq: GOGO), a provider of inflight connectivity solutions for the business aviation market, from 1997 until February 2026. As a founding member of Gogo’s leadership team, Mr. Geist played a pivotal role in establishing and scaling the Company’s Business Aviation division from inception into a global market leader and publicly traded enterprise. During his tenure, Mr. Geist led global commercial sales and marketing, customer service and technical support, product management, sales engineering, and new business development. He directed worldwide commercial operations encompassing new-aircraft original equipment manufacturer  relationships, authorized dealer and distributor networks, large fractional and charter aircraft operator accounts, military and government programs, and strategic business partnerships. Mr. Geist also participated in early capital formation initiatives and supported a large-scale merger and acquisition transaction. Prior to joining Gogo, Mr. Geist founded and led several ventures within the private aerospace sector, serving as Founder, Cofounder, and Managing Director. His ventures included companies specializing in ultrasonic aircraft inspection technologies, global aircraft parts distribution, 1031 tax exchange services, and aviation insurance brokerage. Mr. Geist holds a Bachelor of Science in Aerospace Science, with a Minor in Business Management and Administration, from Metropolitan State University of Denver. He also holds Federal Aviation Administration Commercial Pilot and Certified Flight Instructor Certifications for multi- and single-engine aircraft and instruments, and Property and Casualty licenses. The Board believes that Mr. Geist’s proven extensive experience in executive leadership, global commercial operations, and scaling businesses from startup through public offering qualifies him to serve as an Independent Director on our Board.

Ragnar Rafnsson

Upon the closing of the offering, Ragnar Rafnsson will serve as an Independent Director on the Board of Directors of the Company. Mr. Rafnsson has nearly two decades of experience in corporate finance, transaction advisory and investments in Iceland. He is a Partner at KAOS Partners, a Reykjavík corporate advisory and investment firm he co-founded in 2025, where he leads operational and corporate advisory assignments alongside the firm’s own investment projects, with particular activity across the energy, seafood, tourism and technology sectors. Mr. Rafnsson served as a Partner at Deloitte in Iceland from 2023 to 2025. Before that he spent eleven years with EY Iceland, where he was appointed Partner in 2020 and led the firm’s Transaction Advisory Services practice from 2019, advising clients on mergers and acquisitions, valuations, due diligence and transaction execution. He joined EY as a Senior Manager in 2013. Earlier in his career he spent six years at PricewaterhouseCoopers in Iceland, latterly as Manager of Financial Advisory Services. Mr. Rafnsson has also served as a court-appointed valuation expert in Iceland. Mr. Rafnsson earned a Bachelor of Science in Financial Engineering from Reykjavík University, where he also taught project finance. The Board believes that Mr. Rafnsson’s work across the Icelandic transaction market, from valuation and due diligence to deal execution, gives him direct insight into the ownership structures, financial profiles and transaction readiness of the Icelandic businesses that the Company is targeting and qualifies him to serve as an Independent Director on our Board.

Other Staff

Gunnar Sveinn Magnússon

Gunnar Sveinn Magnússon will serve on the staff of New Iceland Advisors LLC and as our Director of Investor Relations and Impact in Iceland. Gunnar Sveinn Magnússon has more than 20 years of experience across banking, international finance, professional services, and sustainable investment. Most recently, Mr. Magnússon served as Partner and Head of Climate & Sustainability at Deloitte Iceland and as a member of Deloitte’s Nordic Climate & Sustainability leadership team. In that role, he advised companies and financial institutions on sustainable finance, climate strategy, carbon markets, ESG regulation and reporting, and related investment matters. Prior to joining Deloitte, he was Partner and Head of Climate Change and Sustainability Services at EY Iceland. From 2017 to 2021, Mr. Magnússon served in senior roles at Íslandsbanki, first as Head of Investor Relations and later as Sustainability Manager. He helped develop and implement the bank’s sustainability strategy and Sustainable Financing Framework. During his tenure, Íslandsbanki became the first Icelandic bank to issue a sustainable bond, completing a €300 million offering in November 2020. Before joining Íslandsbanki, Mr. Magnússon spent approximately six years with the International Monetary Fund in Washington, D.C., where he worked in technical assistance financing, donor relations and fund management. Earlier in his career, he worked as an economist and project manager for the European Commission in Brussels and in investment management at Landsbanki. Mr. Magnússon holds a Master of Science degree from the London School of Economics and Political Science and a bachelor’s degree from Gonzaga University. He also holds Icelandic securities qualifications. He has served on the boards of Festa, Iceland’s center for sustainability, and the International Carbon Registry, which he helped establish in 2021, and currently serves on the Board of the Golf Union of Iceland. His extensive experience in international finance, capital markets, sustainable investment and Icelandic business provides him with a broad perspective on investment opportunities and economic development in Iceland and the Nordic region.

Advisory Board

In addition to our Board of Directors and executive officers, we have established an Advisory Board. The Advisory Board is completely advisory in nature, and its members have no authority to make decisions or take actions on behalf of the Company. Members of the Advisory Board are not directors or officers of the Company and owe no fiduciary duties to the Company or its shareholders. The Advisory Board may provide guidance and recommendations to our management team regarding potential business combination targets and strategic matters, but all decisions and actions remain solely within the authority of our Board of Directors and executive officers. The Advisory Board currently consists of Richard A. Meringolo and Denny Weinberg, each of whom will also be an investor in the Sponsor following the completion of this offering.

Richard A. Meringolo

Richard A. Meringolo will serve on the Advisory Board of the company and will be an investor in the Sponsor following the completion of this offering. Mr. Meringolo has provided strategic transformation and capital raising consulting services through Narragansett Capital & Advisory, LLC since 2021. Mr. Meringolo served as a Board Member, Senior Executive Vice President, and Chief Credit Officer of TCF Financial Corporation, a $50 billion regional bank headquartered in Detroit, Michigan, from 2020 to 2021, where he served on the Executive Committee as Chair of the Allowance for Credit Losses Committee and Co-Chair of the Audit, Strategic Planning, Corporate Development, Asset Liability, and Capital Planning Committees. Before joining TCF, Mr. Meringolo held senior leadership positions at NatWest Group (formerly Royal Bank of Scotland), a $1.5 trillion asset global bank, serving in London from 2013 to 2018, including as Managing Director and Global Head of Leveraged Finance and, prior, as Chief Risk Officer of the Global Restructuring Division and Global Head of Credit for the Commercial Real Estate Finance portfolio, where he served on the Executive Committee with oversight responsibility for a $750 billion global loan book. Earlier in his career, Mr. Meringolo served as Executive Vice President at Citizens Financial Group, where he held leadership of the Commercial Real Estate Finance, Sponsor Finance, and Private Equity Banking businesses from 2009 to 2013. Mr. Meringolo holds a Master of Business Administration in Finance from Boston College Graduate School of Management and a Bachelor of Arts in Economics from Middlebury College. We believe Mr. Meringolo’s more than 35 years of experience in banking, credit risk management, leveraged finance, and public company board service qualifies him to serve on the Advisory Board.

Denny Weinberg

Denny will serve on the Advisory Board of the company and will be an investor in the Sponsor following the completion of this offering. Mr. Weinberg is a business executive and advisor with nearly four decades of experience across Fortune 100 companies, venture-backed technology startups, and corporate turnarounds. He began his career as Chief Engineer with CTX Systems, responsible for multiple U.S. patents in electronic control systems, before transitioning to management consulting at Touche Ross & Co. (now Deloitte Consulting) from 1981 to 1986. In 1986, Mr. Weinberg as Executive Vice President joined a new leadership team at Blue Cross of California that executed one of the most significant turnarounds and subsequently the largest IPO in the managed care industry at the time, creating WellPoint, Inc. (now Elevance Health, Inc.), one of the nation’s largest health benefits companies, where he served until 2006. Mr. Weinberg subsequently co-founded and served as Chief Executive Officer of Hixme and Granular, two technology-enabled services companies. He has served on the boards of directors of four publicly traded companies, including Dole Food Company, Inc. and Salem Communications Corporation, where he also served as Chairman of the Audit Committee, as well as Health Management, Inc. and WellPoint, Inc. Mr. Weinberg holds a Bachelor of Science in Engineering from the University of Missouri. We believe Mr. Weinberg’s extensive experience in corporate governance, public company board service, healthcare, technology, and turnaround management qualifies him to serve on our Advisory Board.

We believe this combination of experience, established relationships and understanding of both the Icelandic corporate landscape and international capital markets provides us with a differentiated platform for sourcing, evaluating and executing our initial business combination.

The past performance of the members of our management team or their affiliates is not a guarantee that we will be able to identify a suitable candidate for our initial business combination or of success with respect to any business combination we may consummate.